Financial risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Interest-bearing debt	SFr 0
Short-term debt	0	SFr 0
Long-term debt	SFr 0	SFr 0
Foreign exchange risk
Financial risk management
Subsequent period of currency transactions economically hedged	12 months
Foreign exchange risk | EUR
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (7,948)	SFr 4,064	SFr 19,920
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (7,948)	SFr 4,064	SFr 19,920
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 7,948	SFr (4,064)	SFr (19,920)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 7,948	SFr (4,064)	SFr (19,920)
Foreign exchange risk | GBP
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 17,893	SFr 14,723	SFr 12,489
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 17,893	SFr 14,723	SFr 12,489
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (17,893)	SFr (14,723)	SFr (12,489)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (17,893)	SFr (14,723)	SFr (12,489)
Foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (1,027,027)	SFr (644,865)	SFr (972,596)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (1,027,027)	SFr (644,865)	SFr (972,596)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 1,027,027	SFr 644,865	SFr 972,596
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 1,027,027	SFr 644,865	SFr 972,596
Foreign exchange risk | Minimum
Financial risk management
Percentage of currency transactions economically hedged	50.00%
Foreign exchange risk | Maximum
Financial risk management
Percentage of currency transactions economically hedged	100.00%
Interest rate risk
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)